Average Annual Total Returns - AST HIGH YIELD PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Bloomberg Barclays US High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 10 Years	ICE BofAML US High Yield Master II Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML US High Yield Master II Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofAML US High Yield Master II Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	2.64%	7.54%	6.00%	7.05%	8.57%	6.79%	6.17%	8.43%	6.62%